Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
13.	INCOME TAXES
The provision for income taxes consists of:

	For the Twelve Months Ended
(In Thousands)	2021	2020
Current tax (benefit) expense	$(265)	$663
Deferred tax expense (benefit)	76	(18)

Total	$(189)	$645

The tax effects of deductible and taxable temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities, respectively, are as follows:

(In Thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Allowance for loan losses	$706	$571
Deferred compensation	295	266
Net fair value adjustment on acquired net assets	1,700	59
Net operating loss carryforwards	2,263	67
Other	8	23

Total deferred tax assets	4,972	986

Deferred tax liabilities:
Premises and equipment	$(350)	$(95)
Net unrealized gain on debt securities	(491)	(847)
Mortgage servicing rights	(93)	(58)
Deferred loan fees	0	(8)

Total deferred tax liabilities	(934)	(1,008)

Net deferred tax asset (liability)	$4,038	$(22)

The Company also has a $10,778 net operating loss carryforward at December 31, 2021 of which $450 will begin to expire in 2030. The remaining $10,328 of net operating loss carryforward does not expire. The Company had no valuation allowance against its deferred tax assets in view of the Company’s ability to realize the net deferred tax assets against future anticipated taxable income.
The reconciliation of the federal statutory rate and the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2021		2020
(In Thousands)	Amount	% of Pretax Income	Amount	% of Pretax Income
Provision at statutory rate	$21	21.0%	$1,016	21.0%
Tax-exempt income on debt securities	(291)	(291.3)	(299)	(6.2)
Bank-owned life insurance	(53)	(53.0)	(39)	(0.8)
Non-deductible merger expenses	149	(149.2)	—	—
Other	(15)	(14.6)	(33)	(0.7)

Actual tax expense and effective rate	$(189)	(188.6)%	$645	13.3%

The Company recognized no adjustment for uncertain tax positions or unrecognized income tax benefits for the years ended December 31, 2021 and 2020. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in the provision for income tax expense in the consolidated statements of operation. The Company did not recognize any interest and penalties for the years ended December 31, 2021 and 2020. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years before 2018.